Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash Reported

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the condensed consolidated balance sheets:

	Successor	Predecessor
(in thousands)	June 30, 2026	December 31, 2025
Cash and cash equivalents	$42,317	$4,119
Restricted cash	11,278	11,222
Total cash, cash equivalents, and restricted cash presented in the statement of cash flows	$53,595	$15,341